Schedule of Investments (unaudited) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Corporate — 0.0%
American Museum of Natural History, 4.37%, 07/15/45	$1,000	$1,042,730

Education — 0.2%
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	2,100	2,673,511

Health — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,869,957

Housing — 0.4%
Community Preservation Corp., 2.87%, 02/01/30	5,856	6,271,934

Total Corporate Bonds — 0.8% (Cost: $11,859,313)		12,858,132

Municipal Bonds

Connecticut — 0.2%

State — 0.2%
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	17,378	2,867,413

Illinois — 0.9%

County/City/Special District/School District — 0.9%
Chicago Board of Education, GO, 6.32%, 11/01/29	1,645	1,753,373
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	3,425	3,603,922
6.14%, 12/01/39	6,150	6,198,093
6.52%, 12/01/40	3,600	3,675,348

Total Municipal Bonds in Illinois		15,230,736

New York — 78.6%

Corporate — 2.1%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(a)	455	476,021
New York City Industrial Development Agency, Refunding RB
Series A, AMT, 5.00%, 07/01/22	1,350	1,443,096
Series A, AMT, 5.00%, 07/01/28	1,520	1,621,886
New York Liberty Development Corp., RB, 5.50%, 10/01/37	780	1,120,415
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	12,932,597
New York State Environmental Facilities Corp., RB, 2.75%, 09/01/50(b)	2,155	2,161,530
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/33	1,000	1,051,690
AMT, 5.00%, 10/01/35	1,025	1,096,853
AMT, 5.00%, 10/01/40	2,895	3,076,024
AMT, 4.38%, 10/01/45	290	290,258
Niagara Area Development Corp., Refunding RB(a)
Series B, 3.50%, 11/01/24.	1,000	969,240
Series A, AMT, 4.75%, 11/01/42	7,550	7,646,564

		33,886,174

County/City/Special District/School District — 18.5%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39.	6,600	8,565,810
Series B, 5.00%, 11/01/40.	8,500	10,994,750
City of New York, GO
5.00%, 04/01/29	750	800,550
Series A-1, 5.00%, 08/01/21(c)	400	416,116

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York, GO (continued)
Series B-1, 5.00%, 12/01/37	$4,765	$5,643,952
Series B-1, 5.00%, 10/01/39	8,045	9,558,586
Series D, 5.00%, 12/01/42	2,500	3,004,925
Series E-1, 5.00%, 03/01/41	2,695	3,218,369
Series E-1, 5.00%, 03/01/44	2,140	2,526,356
Sub-Series A-1, 5.00%, 08/01/33	700	782,880
Sub-Series D-1, 5.00%, 08/01/31	690	773,966
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,603,840
City of New York, Refunding GO
Series C, 5.00%, 08/01/34	500	579,680
Series E, 5.00%, 08/01/30	1,250	1,378,488
City of Syracuse New York, GO, Series A, AMT,
(AGM), 4.75%, 11/01/31	500	517,570
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/37	1,145	1,410,617
Series B, (AGM), 5.00%, 07/01/45	4,960	6,006,610
Series C, 5.00%, 10/01/29	500	617,675
County of Nassau New York, Refunding GO, Series B, 5.00%, 04/01/35	3,600	4,332,168
Hudson Yards Infrastructure Corp., RB 5.75%, 02/15/21(c)	675	688,878
5.75%, 02/15/47	4,110	4,182,377
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/35.	5,000	5,936,500
Series A, 5.00%, 02/15/36.	2,000	2,367,160
Series A, 5.00%, 02/15/39.	2,500	2,934,650
Series A, 5.00%, 02/15/42.	27,495	32,090,239
Monroe County Industrial Development Corp., RB 5.00%, 05/01/33	2,885	3,602,932
5.00%, 05/01/34	2,375	2,948,847
New York City Industrial Development Agency, RB
(AMBAC), 5.00%, 01/01/31	1,000	1,002,210
(AMBAC), 5.00%, 01/01/39	1,850	1,850,870
(AGC), 6.38%, 01/01/39	1,455	1,461,198
(AGC), 0.00%, 03/01/42(d)	5,000	2,587,500
(AGC), 0.00%, 03/01/45(d)	1,500	683,430
(AMBAC), 5.00%, 01/01/46	790	790,798
(AGC), 6.50%, 01/01/46	700	702,870
(NPFGC), 4.75%, 03/01/46.	250	250,203
(FGIC), 5.00%, 03/01/46	1,000	1,001,070
New York City Transitional Finance Authority Future
Tax Secured Revenue, RB 5.25%, 08/01/37	10,000	12,511,200
5.51%, 08/01/37	3,000	4,114,170
Series A-1, 5.00%, 11/01/38	1,000	1,117,670
Series A-2, 5.00%, 08/01/38.	490	592,601
Series A-E1, 5.00%, 02/01/36	3,500	4,225,025
Series E-1, 5.00%, 02/01/39	1,500	1,768,140
Series E-1, 5.00%, 02/01/41	3,000	3,444,630
Sub-Series A-1, 5.00%, 08/01/40	13,360	16,246,695
Sub-Series B-1, 5.00%, 11/01/36	680	775,343
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,860,850
Sub-Series B-1, 4.00%, 11/01/45	10,000	11,308,300
Sub-Series E-1, 5.00%, 02/01/42	650	683,332
Series A-3, Subordinate, 4.00%, 05/01/43	10,000	11,356,900
Series C-3, Subordinate, 5.00%, 05/01/41	7,100	8,579,711
New York Convention Center Development Corp., RB,
Series B, Sub-Lien, (AGM), 0.00%, 11/15/55(d)	5,000	1,502,950

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/35	$3,500	$3,928,050
5.00%, 11/15/40	7,690	8,572,735
5.00%, 11/15/45	8,490	9,358,527
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	1,860	1,942,249
5.00%, 11/15/44	1,500	1,561,470
5.75%, 11/15/51	1,250	1,313,463
2.45%, 09/15/69	10,000	10,050,000
2.63%, 09/15/69	10,000	10,050,400
2.80%, 09/15/69	12,500	12,017,625
Class 1, 4.00%, 09/15/35	425	446,365
Class 1, 5.00%, 11/15/44(a)	12,015	12,325,347
Class 2, 5.38%, 11/15/40(a)	400	418,568
Class 2, 5.00%, 09/15/43	3,085	3,247,394
Class 3, 5.00%, 03/15/44	1,720	1,808,735
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,050,576

		291,993,661

Education — 7.9%
Amherst Development Corp. Refunding RB
5.00%, 10/01/48	975	1,058,479
Series A, (AGM), 4.63%, 10/01/20(c)	305	305,000
Buffalo & Erie County Industrial Land Development Corp. Refunding RB
5.38%, 04/01/21(c)	620	636,132
Series A, 5.00%, 06/01/35.	600	650,532
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
6.00%, 04/01/21(c)	1,000	1,029,130
Series A, 4.50%, 06/01/27.	1,000	1,088,360
Build NYC Resource Corp. RB (a)
5.75%, 02/01/49	1,000	1,006,130
Series A, 5.50%, 05/01/48.	2,025	2,131,879
Build NYC Resource Corp. Refunding RB
5.00%, 08/01/47	1,860	2,113,816
5.00%, 11/01/47	2,900	4,825,919
Series A, 5.00%, 06/01/43.	325	369,730
Build NYC Resource Corp., RB (a)
5.00%, 02/01/33	880	880,607
5.63%, 02/01/39	1,285	1,304,905
Series A, 4.88%, 05/01/31.	750	820,155
Series A, 5.13%, 05/01/38.	140	148,554
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/30	385	440,552
5.00%, 08/01/33	275	317,630
5.00%, 06/01/35	250	286,323
5.00%, 08/01/35	1,000	1,146,810
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	139,694
5.00%, 05/01/39	165	174,799
Dobbs Ferry Local Development Corp. RB
5.00%, 07/01/39	1,000	1,133,030
5.00%, 07/01/44	2,000	2,247,940
Dutchess County Local Development Corp. RB
5.00%, 07/01/43	900	1,063,413
5.00%, 07/01/48	1,355	1,601,095

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp. Refunding RB, 5.00%, 07/01/42.	$1,980	$2,354,418
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	465	522,958
5.00%, 10/01/35	265	296,204
5.00%, 07/01/47	2,065	2,425,755
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(c)	1,240	1,404,350
Series A, 5.00%, 07/01/32.	300	370,530
Series A, 5.00%, 07/01/33.	350	430,454
Series A, 5.00%, 07/01/34.	350	428,823
Series A, 5.00%, 07/01/35.	800	973,952
Series A, 5.00%, 07/01/36.	1,000	1,214,160
Series A, 5.00%, 07/01/37.	500	605,115
Series A, 4.00%, 07/01/50.	4,000	4,558,800
Series C, 5.05%, 07/01/28	1,000	1,238,360
New York City Trust for Cultural Resources, Refunding RB
Series A, 5.00%, 07/01/32.	500	580,210
Series A, 5.00%, 07/01/37.	885	1,017,874
New York State Dormitory Authority, RB
(AGM), 5.00%, 05/01/21(c)	120	123,384
5.00%, 01/01/42	5,000	5,450,100
Series 1, (BHAC, AMBAC), 5.50%, 07/01/31	230	324,843
Series 1, (AMBAC), 5.50%, 07/01/40	500	760,140
Series A, 5.25%, 07/01/21(c)	500	518,895
Series A, (NPFGC), 5.15%, 07/01/24	250	279,508
Series A, 4.13%, 01/01/30.	1,600	1,690,032
Series A, 5.00%, 07/01/33.	1,000	1,243,500
Series A, 5.00%, 07/01/43.	8,065	9,638,240
Series A, 5.50%, 01/01/44.	2,000	2,132,020
Series A, 4.00%, 07/01/44.	2,060	2,377,982
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/28	500	522,530
5.00%, 07/01/29	375	433,155
5.00%, 07/01/30	300	345,912
5.00%, 07/01/42	300	307,887
5.00%, 07/01/44	850	956,080
Series A, 5.00%, 07/01/22(c)	1,895	2,055,032
Series A, 5.25%, 07/01/23(c)	5,240	5,969,629
Series A, 5.00%, 07/01/24(c)	1,000	1,123,970
Series A, 5.00%, 05/01/27.	980	1,052,089
Series A, 5.25%, 07/01/29.	135	139,575
Series A, 5.00%, 07/01/33.	470	552,024
Series A, 5.00%, 07/01/36.	1,850	2,224,680
Series A, 5.00%, 07/01/37.	350	392,973
Series A, 5.00%, 07/01/38.	1,295	1,545,039
Series A, 5.00%, 07/01/41.	500	583,385
Series A, 5.00%, 07/01/42.	2,000	2,348,500
Series A, 5.00%, 07/01/43.	1,000	1,144,920
Series B, 3.67%, 07/01/27	1,250	1,319,875
Series B, 3.76%, 07/01/28	1,000	1,056,890
Series B, 5.00%, 10/01/38	10,000	12,351,400
Series C, 4.00%, 07/01/49	7,250	8,417,032
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37.	360	378,241
Series A, 5.00%, 07/01/42.	220	230,276

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	$500	$535,045
St Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41.	500	514,540
St Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	1,500	1,779,960
Troy Capital Resource Corp., Refunding RB 5.00%, 08/01/28	2,690	3,177,347
5.00%, 08/01/32	1,000	1,153,410
4.00%, 08/01/35	1,000	1,066,470
Yonkers Economic Development Corp., RB
Series A, 4.00%, 10/15/29.	200	202,840
Series A, 5.00%, 10/15/39.	580	619,707
Series A, 5.00%, 10/15/49.	460	478,147
Series A, 5.00%, 10/15/54.	200	206,842

		125,066,623

Health — 3.7%
Buffalo & Erie County Industrial Land Development Corp. RB, 5.25%, 07/01/35.	500	573,395
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/30	1,100	1,263,361
Dutchess County Industrial Development Agency, RB,
(AGC), 5.00%, 10/01/20(c)	215	215,000
Dutchess County Local Development Corp. RB,
Series B, 4.00%, 07/01/41	9,950	10,616,252
Dutchess County Local Development Corp., RB,
Series A, 5.00%, 07/01/24(c)	750	884,047
Genesee County Industrial Development Agency, Refunding RB
5.00%, 12/01/27	360	361,451
5.00%, 12/01/32	580	582,262
Monroe County Industrial Development Corp,
Refunding RB, (FHA), 5.50%, 08/15/40	1,050	1,068,469
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	660	801,794
5.00%, 12/01/46	4,800	5,508,000
New York City Health and Hospitals Corp., Refunding
RB, Series A, 5.00%, 02/15/30	1,000	1,003,990
New York State Dormitory Authority, RB
5.00%, 12/01/40(a)	1,300	1,436,110
5.00%, 12/01/45(a)	1,700	1,858,304
Series B-3, 5.00%, 05/01/48(b)	5,000	6,013,450
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(a)	100	119,395
5.00%, 07/01/32	365	448,746
5.00%, 07/01/34	320	388,150
5.00%, 07/01/35	350	422,230
5.00%, 07/01/36	275	330,272
4.00%, 07/01/40	325	356,616
5.00%, 07/01/41	450	533,129
4.00%, 07/01/45	810	877,157
Series 1, 5.00%, 07/01/42.	2,200	2,692,668
Series A, 5.00%, 05/01/21(c)	3,000	3,084,510
Series A, 5.00%, 05/01/32.	1,270	1,487,983
Series A, 5.00%, 05/01/43.	1,570	1,772,169
Orange County Industrial Development Agency, RB,
Series G-1, 4.90%, 07/01/21	460	461,693
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,714,807

Security	Par (000)	Value

Health (continued)
Suffolk County Economic Development Corp., RB,
Series C, 5.00%, 07/01/32	$305	$348,984
Tompkins County Development Corp., Refunding RB
4.25%, 07/01/44	1,595	1,595,032
5.00%, 07/01/44	1,145	1,178,205
Westchester County Healthcare Corp, Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(c)	5,135	5,403,911
Series B, Senior Lien, 6.00%, 11/01/30	85	85,277
Westchester County Local Development Corp., Refunding RB
4.00%, 01/01/23	250	254,185
5.00%, 01/01/28	1,805	1,889,546
5.00%, 01/01/34	875	901,171
5.00%, 11/01/34	500	537,035

		59,068,756

Housing — 7.6%
New York City Housing Development Corp.,
Series 2014-8SPR, Class F, 4.50%, 02/15/48	770	798,960
New York City Housing Development Corp., RB
4.38%, 11/01/33	5,000	5,770,550
4.15%, 11/01/46	2,805	3,038,657
1.75%, 05/01/59(b)	11,000	11,131,890
Series B-1, 5.25%, 07/01/30	500	563,065
Series B-1, 5.25%, 07/01/32	2,020	2,270,500
Series B-1, 5.00%, 07/01/33	400	445,700
Series C-2A, 2.35%, 07/01/22	7,500	7,552,800
Series K, 3.85%, 11/01/38.	4,000	4,359,720
Series K, 4.00%, 11/01/48.	4,000	4,323,720
Series L, 2.75%, 05/01/50(b)	6,500	6,809,465
New York City Housing Development Corp., Refunding RB
Series B-1B, 2.10%, 11/01/58(b)	3,655	3,726,199
Series D, 4.10%, 11/01/38	2,500	2,984,100
New York State Housing Finance Agency, RB
Series B, (SONYMA), 2.35%, 05/01/22	5,000	5,014,650
Series C, (FHLMC, FNMA, GNMA, SONYMA), 2.75%, 11/01/31	1,000	1,038,350
Series D, (SONYMA), 2.05%, 05/01/23	5,250	5,268,848
Series E, (SONYMA), 2.13%, 11/01/23	2,500	2,530,550
Series I, (FNMA, SONYMA), 1.75%, 05/01/24	3,000	3,040,980
Series N, (FHLMC, FNMA, SONYMA), 1.45%, 05/01/23.	2,000	2,016,520
Series P, 1.60%, 11/01/24	20,000	20,224,600
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	646,535
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	877,424
Series A, AMT, (SONYMA), 5.00%, 02/15/39	1,800	1,804,248
New York State Housing Finance Agency, Refunding
RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39.	4,425	4,882,412
State of New York Mortgage Agency, RB, S/F
Housing, 49th Series, 3.25%, 10/01/28	5,000	5,258,700
State of New York Mortgage Agency, Refunding RB
218th Series, AMT, 3.25%, 04/01/30	1,380	1,490,510
Series 209, AMT, 3.35%, 04/01/29	4,385	4,764,259
State of New York Mortgage Agency, Refunding RB,
S/F Housing, Series 213, 4.10%, 10/01/38	4,145	4,671,083
Yonkers Industrial Development Corp., RB
AMT, (SONYMA), 5.25%, 04/01/37	585	586,866

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Yonkers Industrial Development Corp., RB (continued)
Series A, AMT, (SONYMA), 4.80%, 10/01/26	$490	$491,617
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,644,280

		120,027,758

State — 7.9%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S, Subordinate, 5.00%, 07/15/40	4,000	4,645,360
Series S-1, Subordinate, 5.00%, 07/15/38	2,250	2,771,865
Series S-1, Subordinate, 5.00%, 07/15/43	6,865	7,988,457
Series S-3, Subordinate, 5.25%, 07/15/36	2,080	2,617,638
Series S-3, Subordinate, 5.00%, 07/15/37	3,015	3,722,078
Series S-3, Subordinate, 5.25%, 07/15/45	5,000	6,166,000
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-3, Subordinate, 5.00%, 07/15/37	7,000	8,640,660
Series S-4A, Subordinate, 5.25%, 07/15/35	9,165	11,571,820
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-4, 0.05%, 11/01/36(b)	1,400	1,400,000
New York State Dormitory Authority, RB
Series A, 5.00%, 02/15/36.	9,000	10,779,210
Series A, 5.00%, 02/15/38.	5,000	5,947,650
Series A, 5.00%, 03/15/39.	1,630	2,001,249
Series A, 5.00%, 03/15/40.	5,000	6,017,550
Series A, 5.00%, 03/15/43.	5,095	6,084,806
Series G, 5.00%, 08/15/32	1,975	2,051,255
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39.	7,250	9,012,475
Series B, 5.00%, 08/15/27(c)	5	6,529
Series B, 5.00%, 02/15/43	3,495	4,216,508
Series E, 5.00%, 03/15/40	5,645	6,976,373
Series E, 5.00%, 03/15/41	3,615	4,453,897
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/38.	5,000	6,002,200
Series B, 2.77%, 03/15/31	5,000	5,290,500
Series C-3, 5.00%, 03/15/39	5,000	6,017,700

		124,381,780

Tobacco — 3.1%
Chautauqua Tobacco Asset Securitization Corp.
Refunding RB, 4.75%, 06/01/39	750	753,780
Erie Tobacco Asset Securitization Corp. Refunding
RB, Series A, 5.00%, 06/01/45	4,595	4,595,046
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(a)	2,000	2,002,200
Series A, 5.00%, 06/01/42.	3,775	3,789,534
Series A, 5.00%, 06/01/45.	895	894,964
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	6,350	6,436,106
Series A-2-B, 5.00%, 06/01/51	3,615	3,662,212
Series B, 5.00%, 06/01/28	90	109,531
Series B, 5.00%, 06/01/29	105	127,227
Series C, 4.00%, 06/01/51	3,655	3,223,564
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	2,250	2,339,775
5.25%, 05/15/40	1,080	1,107,929

Security	Par (000)	Value

Tobacco (continued)
TSASC Inc, Refunding RB
Series A, 5.00%, 06/01/30.	$775	$911,501
Series A, 5.00%, 06/01/33.	3,000	3,458,640
Series A, 5.00%, 06/01/36.	5,835	6,602,477
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42.	5,725	6,059,626
Sub-Series C, 5.13%, 06/01/51.	2,175	2,365,443

		48,439,555

Transportation — 16.4%
Buffalo & Fort Erie Public Bridge Authority, RB
5.00%, 01/01/42	955	1,122,899
5.00%, 01/01/47	320	371,680
MET Transportation New York Revenue Authority,
5.00%, 11/15/39	4,250	4,375,885
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(c)	1,000	1,054,240
Series A, 5.00%, 11/15/35.	2,500	2,941,925
Series A, 5.00%, 11/15/42.	5,000	5,772,600
Series A-1, 5.25%, 11/15/23(c)	1,040	1,204,268
Series B, 5.25%, 11/15/33.	1,000	1,035,230
Series B, 5.25%, 11/15/38.	1,855	1,918,330
Series B, 5.25%, 11/15/39.	5,795	5,994,754
Series B, 5.25%, 11/15/44.	2,125	2,200,076
Series E, 5.00%, 11/15/38.	2,350	2,403,180
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,699,877
Sub-Series B-1, 5.00%, 11/15/21(c)	760	801,222
Metropolitan Transportation Authority, Refunding RB
Series A, 5.25%, 11/15/35.	5,000	5,916,350
Series A, (AGM), 5.00%, 11/15/44	15,000	17,372,400
Series B, 5.00%, 11/15/35.	1,750	1,820,280
Series B, 5.00%, 11/15/37.	1,500	1,574,100
Series B-1, 5.00%, 11/15/36.	13,500	15,724,125
Series D, 5.00%, 11/15/35	2,500	2,622,450
Series F, 5.00%, 11/15/30	1,000	1,022,860
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,939,128
New York Liberty Development Corp., ARB, 5.00%, 12/15/41	5,000	5,226,750
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	7,440	8,575,716
Series A, Junior Lien, 5.25%, 01/01/56	11,520	13,249,267
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(c)	940	996,776
Series J, 5.00%, 01/01/41	5,750	6,415,332
Series K, 5.00%, 01/01/29	5,000	5,853,250
Series K, 5.00%, 01/01/31	2,500	2,917,475
Series K, 5.00%, 01/01/32	1,500	1,747,725
Series L, 5.00%, 01/01/33.	2,065	2,549,697
Series L, 5.00%, 01/01/34.	910	1,118,290
Series L, 5.00%, 01/01/35.	1,050	1,283,646
Series B, Subordinate, 4.00%, 01/01/38	7,095	8,171,666
Series B, Subordinate, 4.00%, 01/01/39	2,000	2,301,600
Series B, Subordinate, 4.00%, 01/01/41	4,900	5,601,778
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/31	7,100	7,538,567
Series A, AMT, 5.00%, 07/01/34	250	274,875
Series A, AMT, 5.00%, 07/01/41	750	807,788
Series A, AMT, 5.00%, 07/01/46	1,500	1,603,350

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., ARB (continued)
Series A, AMT, 5.25%, 01/01/50	$16,975	$18,290,223
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,867,091
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	487,412
AMT, 5.00%, 04/01/33	375	454,331
AMT, 5.00%, 04/01/34	225	271,114
AMT, 5.00%, 04/01/35	200	239,876
AMT, 5.00%, 04/01/36	210	250,900
AMT, 5.00%, 04/01/37	250	298,023
AMT, 5.00%, 04/01/38	250	297,555
AMT, 5.00%, 04/01/39	175	207,907
Port Authority of New York & New Jersey, ARB
5.50%, 12/01/31	7,025	7,077,617
6.00%, 12/01/42	2,000	2,012,300
214th Series, AMT, 5.00%, 09/01/35	1,945	2,396,143
218th Series, AMT, 4.00%, 11/01/41	8,090	9,098,580
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	2,000	2,239,060
178th Series, AMT, 5.00%, 12/01/43	285	313,833
193rd Series, AMT, 5.00%, 10/15/34	3,445	3,990,447
195th Series, AMT, 5.00%, 04/01/36	4,430	5,176,101
202nd Series, AMT, 5.00%, 10/15/36	3,000	3,529,830
202nd Series, AMT, 5.00%, 04/15/37	5,000	5,873,800
206th Series, AMT, 5.00%, 11/15/37	1,525	1,804,212
Consolidated, 169th Series, AMT, 5.00%, 10/15/41 .	1,000	1,036,540
Consolidated, 186th Series, AMT, 5.00%, 10/15/44 .	1,000	1,104,500
Series 197, AMT, 5.00%, 11/15/36	3,000	3,505,260
Series 197, AMT, 5.00%, 11/15/41	1,250	1,448,525
Triborough Bridge & Tunnel Authority, RB, Series B-3, 5.00%, 11/15/33	500	592,990
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 01/01/22(c)	500	530,200
Series A, 5.00%, 11/15/50.	1,000	1,138,410
Series B, 5.00%, 11/15/37.	10,070	12,110,383
Series C, 5.00%, 11/15/37	6,000	7,423,740

		259,188,310

Utilities — 11.4%
City of New York Water & Sewer System, RB,
Series 3, 5.40%, 01/01/21(e)(f)(g)	278	196,802
Long Island Power Authority, RB
5.00%, 09/01/36	1,000	1,231,140
5.00%, 09/01/37	2,000	2,498,680
5.00%, 09/01/38	4,200	5,232,150
5.00%, 09/01/39	8,000	9,939,760
Series A, (AGM), 5.00%, 05/01/21(c)	500	513,970
Series B, 1.65%, 09/01/49(b)	10,000	10,422,400
Series C, (AGC), 5.25%, 09/01/29	3,000	4,041,810
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	2,000	2,364,400
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/42	5,000	5,866,100
Series DD, 5.25%, 06/15/47	2,455	2,974,061
New York City Water & Sewer System, Refunding RB
4.00%, 06/15/40	5,000	5,932,750
Series BB, 5.00%, 06/15/47	2,000	2,168,540

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB (continued)
Series BB-2, 0.05%, 06/15/49(b)	$15,000	$15,000,000
Series DD-2, 5.00%, 06/15/40	4,850	6,010,508
Series EE, 5.00%, 06/15/37	2,735	3,380,186
Series EE, 5.25%, 06/15/37	1,075	1,348,136
Series EE, 5.00%, 06/15/40	8,355	10,313,579
Series FF, 5.00%, 06/15/40	11,500	14,288,520
Series HH, 5.00%, 06/15/39	1,000	1,180,750
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	5,000	5,863,600
New York State Energy Research & Development Authority, Refunding RB, Series C, 2.63%, 04/01/34(b)	25,000	25,991,000
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/32.	5,000	5,609,750
Series B, 5.00%, 06/15/31	1,000	1,033,240
Series B, 5.00%, 06/15/36	1,000	1,031,820
Subordinate, 5.00%, 06/15/24	1,400	1,646,736
Subordinate, 5.00%, 06/15/25	2,080	2,535,458
Suffolk County Water Authority, Refunding RB,
Series A, 3.75%, 06/01/36.	5,815	6,290,202
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/37	5,000	6,047,150
Series TE, Restructured, 5.00%, 12/15/32	1,000	1,144,140
Series TE, Restructured, 5.00%, 12/15/41	15,645	17,741,743

		179,839,081

Total Municipal Bonds in New York		1,241,891,698

Ohio — 0.6%

Tobacco — 0.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	9,215	9,767,439

Puerto Rico — 7.9%

County/City/Special District/School District — 0.0%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A-2, Restructured, 4.33%, 07/01/40	182	185,824

State — 4.9%
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22.	440	316,454
Series A, 5.25%, 07/01/26.	150	107,882
Series A, 5.13%, 07/01/31.	1,560	1,121,972
Series A, 5.38%, 07/01/33.	475	341,626
Series A, 6.00%, 07/01/38.	1,885	1,371,156
Series B, 5.25%, 07/01/17	205	139,771
Commonwealth of Puerto Rico, Refunding GO(e)(f)
Series A, 5.50%, 07/01/18.	330	224,997
Series A, 5.50%, 07/01/32.	545	391,971
Series A, 6.00%, 07/01/34.	445	323,695
Series A, 8.00%, 07/01/35.	13,150	8,293,508
Series A, 5.50%, 07/01/39.	4,190	2,757,544
Series A, 5.00%, 07/01/41.	6,765	4,292,419
Series A, 5.75%, 07/01/41.	520	355,810
Series B, 6.00%, 07/01/39	750	545,553
Series C, 6.00%, 07/01/39	220	160,029
Puerto Rico Public Buildings Authority, Refunding RB(e)(f)
Series F, (GTD), 5.25%, 07/01/24	260	207,350

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Public Buildings Authority, Refunding RB(e)(f) (continued) Series M-2, (GTD), 10.00%, 07/01/34	$490	$411,600
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/29(d)	490	384,204
Series A-1, Restructured, 0.00%, 07/01/31(d)	582	424,749
Series A-1, Restructured, 0.00%, 07/01/33(d)	841	561,216
Series A-1, Restructured, 0.00%, 07/01/46(d)	52,477	14,815,307
Series A-1, Restructured, 0.00%, 07/01/51(d)	2,919	595,447
Series A-1, Restructured, 4.75%, 07/01/53	12,721	13,238,490
Series A-1, Restructured, 5.00%, 07/01/58	4,635	4,897,202
Series A-2, Restructured, 4.33%, 07/01/40	10,872	11,100,421
Series A-2, Restructured, 4.54%, 07/01/53	49	50,334
Series A-2, Restructured, 4.78%, 07/01/58	9,107	9,485,578
Series B-1, Restructured, 0.00%, 07/01/46(d)	2,677	754,191

		77,670,476

Tobacco — 0.1%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(d)	49,700	1,964,144

Utilities — 2.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series B, Senior Lien, 5.00%, 07/01/23	1,425	1,412,973
Series B, Senior Lien, 5.35%, 07/01/27	2,985	2,857,033
Series B, Senior Lien, 6.15%, 07/01/38	1,655	1,596,893
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	1,860	1,319,092
Series A, 7.00%, 07/01/33(e)(f)	1,025	753,215
Series A, 6.75%, 07/01/36(e)(f)	3,560	2,616,045
Series A, 5.00%, 07/01/42(e)(f)	3,150	2,233,945
Series A, 7.00%, 07/01/43(e)(f)	410	301,286
Series A-3, 10.00%, 07/01/19(e)(f)	999	739,299
Series B-3, 10.00%, 07/01/19(e)(f)	999	739,298
Series C-1, 5.40%, 01/01/18(e)(f)	2,745	1,946,610
Series C-2, 5.40%, 07/01/18(e)(f)	2,745	1,946,925
Series C-4, 5.40%, 07/01/20(e)(f)	278	196,802
Series CCC, 5.25%, 07/01/26(e)(f)	770	546,076
Series CCC, 5.25%, 07/01/28(e)(f)	440	312,043
Series D-4, 7.50%, 07/01/20(e)(f)	762	559,951
Series TT, 5.00%, 07/01/25(e)(f)	210	148,930
Series TT, 5.00%, 07/01/26(e)(f)	565	400,692
Series TT, 5.00%, 07/01/32(e)(f)	470	333,319
Series WW, 5.50%, 07/01/19(e)(f)	1,145	812,021
Series WW, 5.38%, 07/01/22(e)(f)	605	429,059
Series WW, 5.38%, 07/01/24(e)(f)	385	273,038
Series WW, 5.25%, 07/01/33(e)(f)	420	297,859
Series WW, 5.50%, 07/01/38(e)(f)	520	368,778
Series WW, 5.50%, 07/01/49(e)(f)	435	308,497
Series XX, 5.25%, 07/01/27(e)(f)	285	202,119
Series XX, 5.25%, 07/01/35(e)(f)	185	131,200
Series XX, 5.75%, 07/01/36(e)(f)	260	184,389
Series XX, 5.25%, 07/01/40(e)(f)	5,345	3,790,615
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	990	702,097
Series AAA, 5.25%, 07/01/23(e)(f)	2,670	1,893,535
Series AAA, 5.25%, 07/01/24(e)(f)	225	159,568
Series AAA, 5.25%, 07/01/28(e)(f)	5,655	4,010,464
Series AAA, 5.25%, 07/01/29(e)(f)	235	166,659

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series BBB, 5.40%, 07/01/28(e)(f)	$1,240	$879,394
Series UU, 1.00%, 07/01/19(b)(e)(f)	165	107,250
Series UU, 1.16%, 07/01/19(b)(e)(f)	185	120,250
Series UU, 1.00%, 07/01/20(b)(e)(f)	1,475	955,063
Series UU, 0.85%, 07/01/31(e)(f)(g)	1,755	1,136,363
Series ZZ, 5.25%, 07/01/19(e)(f)	1,370	971,589
Series ZZ, 5.00%, 07/01/20(e)(f)	2,220	1,574,400
Series ZZ, 5.25%, 07/01/21(e)(f)	3,420	2,425,426
Series ZZ, 5.25%, 07/01/24(e)(f)	875	620,540
Series ZZ, 5.25%, 07/01/26(e)(f)	110	78,011
Series ZZ, 5.00%, 07/01/28(e)(f)	435	308,497
Series ZZ, 5.00%, 07/01/49(e)(f)	430	304,951
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	1,860	1,319,092

		45,491,151

Total Municipal Bonds in Puerto Rico		125,311,595

Total Municipal Bonds — 88.2% (Cost: $1,321,915,524)		1,395,068,881

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 11.8%

County/City/Special District/School District — 2.0%
City of New York, GO
Sub-Series 1-I, 5.00%, 03/01/32	990	1,132,674
Sub-Series F-1, 5.00%, 04/01/39	10,000	12,012,797
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,701,045
Hudson Yards Infrastructure Corp., RB (i)
5.75%, 02/15/21(c)	1,393	1,419,969
5.75%, 02/15/47	857	873,522
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 08/01/36	3,001	3,591,723
Sub-Series D-1, 5.00%, 11/01/38	1,650	1,722,930
Sub-Series F-1, 5.00%, 05/01/38	3,448	4,150,562
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	4,009,616

		30,614,838

State — 4.6%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32.	5,000	6,311,550
Series A, 5.00%, 02/15/34.	10,000	12,073,697
Series A, 5.00%, 03/15/39.	15,393	18,607,162
Series C, 5.00%, 03/15/41	1,000	1,018,470
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	1,995	2,392,045
Series C, 5.00%, 03/15/39	9,000	11,049,840
New York State Urban Development Corp., RB,
Series A-1, 5.00%, 03/15/32.	1,499	1,656,706
New York State Urban Development Corp., Refunding RB
Series A, 4.00%, 03/15/37.	8,740	9,700,876
Series A, 5.00%, 03/15/45.	6,004	6,948,798

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31.	$990	$1,165,695
Series A, 4.00%, 10/15/32.	1,440	1,623,773

		72,548,612

Transportation — 3.0%
Metropolitan Transportation Authority, Refunding RB, Series B-1, 5.00%, 11/15/51.
	10,000	11,328,998
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	6,495	6,800,204
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31.
	1,560	1,626,690
Port Authority of New York & New Jersey, Refunding
ARB 178th Series, AMT, 5.00%, 12/01/32	991	1,109,444
194th Series, 5.25%, 10/15/55	1,950	2,258,763
Consolidated, 169th Series, 5.00%, 10/15/26	2,250	2,350,643
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41.	10,000	11,687,200
Series B, 5.00%, 11/15/38.	9,000	10,786,680

		47,948,622

Utilities — 2.2%
New York City Water & Sewer System, Refunding RB 5.00%, 06/15/38(i)	7,504	9,259,534
Series BB, 5.00%, 06/15/44	3,751	3,931,359
Series HH, 5.00%, 06/15/32	4,350	4,490,940
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/41	7,800	9,685,572
Series A, 5.00%, 12/15/34.	5,000	6,140,250
Series B, 4.00%, 12/15/35	1,300	1,501,929

		35,009,584

Total Municipal Bonds in New York		186,121,656

Total Municipal Bonds Transferred to Tender Option Bond

Trusts — 11.8%

(Cost: $173,769,015)		186,121,656

Total Long-Term Investments — 100.8%

(Cost: $1,507,543,852)		1,594,048,669

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(j)(k)	55,225,894	$55,225,894

Total Short-Term Securities — 3.5% (Cost: $55,222,385)		55,225,894

Total Investments — 104.3% (Cost: $1,562,766,237)		1,649,274,563

Other Assets Less Liabilities — 1.7%		25,837,925
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.0)%		(94,416,014)

Net Assets — 100.0%		$1,580,696,474

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to February 15, 2047, is $6,520,542.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$72,755,940	$—	$(17,532,491	)(a)	$2,445	$—	$55,225,894	55,225,894	$1,868	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note.	3,132	12/21/20	$437,012	$(1,222,175)
Long U.S. Treasury Bond	1,142	12/21/20	201,313	(41,402)

				$(1,263,577)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$12,858,132	$—	$12,858,132
Municipal Bonds	—	1,395,068,881	—	1,395,068,881
Municipal Bonds Transferred to Tender Option Bond Trusts	—	186,121,656	—	186,121,656
Short-Term Securities
Money Market Funds	55,225,894	—	—	55,225,894

	$55,225,894	$1,594,048,669	$—	$1,649,274,563

Derivative Financial Instruments(a)
Liabilities

Interest Rate Contracts	$(1,263,577)	$—	$—	$(1,263,577)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $94,386,206 are categorized as Level 2 within the disclosure hierarchy.

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock New York Municipal Opportunities Fund

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC	Berkshire Hathaway Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SCHEDULE OF INVESTMENTS	9